CONSOLIDATED STATEMENTS OF OPERATIONS $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares $ / shares	Dec. 31, 2023 CAD ($) $ / shares $ / shares
Insurance service result
Insurance revenue	$ 22,637	$ 21,356
Insurance service expenses	(19,631)	(18,450)
Reinsurance contract held net income (expenses)	85	(69)
Net insurance service result	3,091	2,837
Investment result excluding result for account of segregated fund holders:
Net investment income (loss)	7,415	11,586
Insurance finance income (expenses) from insurance contracts issued	(5,139)	(9,675)
Insurance finance income (expenses) from reinsurance contracts held	51	59
Decrease (increase) in investment contract liabilities	(393)	(331)
Net investment result excluding result for account of segregated fund holders	1,934	1,639
Investment result for insurance contracts for account of segregated fund holders:
Investment income (loss) on investments for account of segregated fund holders	2,316	1,793
Insurance finance income (expenses)	(2,316)	(1,793)
Net investment result for insurance contracts for account of segregated fund holders	0	0
Net investment result	1,934	1,639
Fee income	8,581	7,832
Other expenses (income)
Other income	(163)	(169)
Operating expenses and commissions	8,766	7,995
Interest expenses	664	552
Total other expenses (income)	9,267	8,378
Income (loss) before income taxes	4,339	3,930
Less: Income tax expense (benefit)	1,040	461
Total net income (loss)	3,299	3,469
Less: Net income (loss) allocated to the participating account	42	178
Net income (loss) attributable to non-controlling interests	128	126
Shareholders' net income (loss)	3,129	3,165
Less: Dividends on preferred shares and distributions on other equity instruments	80	79
Common shareholders' net income (loss)	$ 3,049	$ 3,086
Average exchange rates during the reporting periods (in USD per share) | $ / shares	1.37	1.35
Earnings (loss) per share
Basic (in CAD per share) | $ / shares	$ 5.27	$ 5.27
Diluted (in CAD per share) | $ / shares	5.26	5.26
Dividends per common share (in CAD per share) | $ / shares	$ 3.240	$ 3.000